Vanguard International Core Stock Fund
Supplement Dated July 1, 2024, to the Prospectus and Summary Prospectus Dated January 31, 2024
Important Changes to Vanguard International Core Stock Fund

Effective today, Kenneth L. Abrams has retired from Wellington Management Company LLP and will no longer serve as co-portfolio manager of Vanguard International Core Stock Fund (the Fund). F. Halsey Morris and Anna Lundén will continue to co-manage the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

All references to Mr. Abrams are hereby removed.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 2404A 072024

Vanguard Horizon Funds

Supplement Dated July 1, 2024, to the Statement of Additional Information Dated January 31, 2024
Important Changes to Vanguard International Core Stock Fund
Effective today, Kenneth L. Abrams has retired from Wellington Management Company LLP and will no longer serve as co-portfolio manager of Vanguard International Core Stock Fund (the Fund). F. Halsey Morris and Anna Lundén will continue to co-manage the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
All references to Mr. Abrams are hereby removed.
© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 069A 072024